33. FINANCIAL RESULTS (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Income (expenses) by adjustment units	$ (1,015,159)	$ (628,448)	$ (39,279)
Bonds payable and promissory notes
Disclosure of detailed information about financial instruments [line items]
Income (expenses) by adjustment units	(4,592,126)	(2,105,288)	(2,537,694)
Bank borrowings
Disclosure of detailed information about financial instruments [line items]
Income (expenses) by adjustment units	(7,669)	(7,187)	(395,225)
Other
Disclosure of detailed information about financial instruments [line items]
Income (expenses) by adjustment units	$ 3,584,636	$ 1,484,027	$ 2,893,640